INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Taxes [Abstract]
Disclosure of deferred taxes [Table Text Block]
Mexico operations	December 31,	December 31,
Deferred tax derived from income tax	2023	2022

Deferred income tax assets:
Tax loss carryforwards	$1,162	$3,032
Working capital	3,231	3,155
Deferred income tax liabilities:
Inventories	(3,880)	(2,814)
Mineral properties, plant and equipment	(11,621)	(13,772)
Deferred income tax assets (liabilities), net	$(11,108)	$(10,399)

Mexico operations	December 31,	December 31,
Deferred tax derived from special mining duty	2023	2022

Deferred income tax liabilities:
Working capital	$(258)	$(227)
Mineral properties, plant and equipment	(2,364)	(2,318)
Deferred income tax assets (liabilities), net	$(2,622)	$(2,545)

Disclosure of detailed information about effective income tax expense [Table Text Block]
	Years ended
	December 31,	December 31,
	2023	2022

Current income tax expense:
Current income tax expense in respect of current year	$7,475	$3,180
Special mining duty	3,869	3,196
Deferred income tax expense:
Deferred tax expense recognized in the current year	1,054	14,762
Special mining duty	77	1,115
Adjustments recognized in the current year in relation to prior years	(345)	(3,505)
Total income tax expense	$12,130	$18,748

Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates [Table Text Block]
	December 31,	December 31,
	2023	2022

Canadian statutory tax rates	27.00%	27.00%

Income tax expense computed at Canadian statutory rates	$4,928	$5,892
Foreign tax rates different from statutory rate	91	1,858
Share-based compensation	961	667
Foreign exchange	(6,604)	764
Inflationary adjustment	2,614	3,898
Other non-deductible items	248	2,652
Adjustments recognized in the current year in relation to prior years	1,121	1,298
Current year losses not recognized	6,482	2,364
Special mining duty Mexican tax	3,755	4,158
Recognition of previously unrecognized losses	(1,466)	(4,803)
Income tax expense	$12,130	$18,748

Schedule of deferred tax assets not recognized [Table Text Block]
	Loss Carry Forward	December 31,	December 31,
	Expiry	2023	2022

Unrecognized Mexico tax loss carry forward	2024-2032	$87,844	$75,540
Unrecognized Canada tax loss carry forward	2025-2032	16,227	11,005
Unrecognized Chile tax loss carry forward	2024-2032	20,168	18,146
Capital losses		26,566	21,174
Reclamation provision		8,700	7,556
Exploration pools		44,879	7,194
Other Canada temporary differences		17,122	10,905